Stock Options and Restricted Stock Units (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 08, 2025	Aug. 13, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Sep. 30, 2024
Stock Options and Restricted Stock Units [Line Items]
Stock-based compensation expense for certain employees			$ 27,000	$ 18,000
Aggregate intrinsic value price per share (in Dollars per share)			$ 3.23		$ 3.07	$ 3.25
Aggregate intrinsic value			$ 14,000		$ 4,000	$ 0
Number share issuable RSUs granted (in Shares)						285,628
Average vesting period			2 months 12 days
Granted options to purchase (in Shares)					60,000	80,000
Purchase common stock (in Shares)	60,000	80,000
Price per share (in Dollars per share)	$ 3	$ 3.75
Weighted average fair value of options granted (in Dollars per share)					$ 3.75	$ 3.46
Options exercised					$ 20,000	$ 0
Fair value of vested					$ 100,000	417,000
Employees grant date fair value						1,713,000
Total shares withheld (in Shares)					38,018
Payments to taxing authorities for tax obligations					$ 127,000
Board of Directors [Member]
Stock Options and Restricted Stock Units [Line Items]
Stock-based compensation expense			$ 923,000	$ 417,000	182,000	317,000
Non-Vested Stock Option [Member]
Stock Options and Restricted Stock Units [Line Items]
Unrecognized compensation cost			8,000		$ 35,000
Aggregate intrinsic value price per share (in Dollars per share)					$ 4.07
Aggregate intrinsic value					$ 121,000
Average vesting period					6 months
Restricted Stock Units (RSUs) [Member]
Stock Options and Restricted Stock Units [Line Items]
Unrecognized compensation cost			$ 226,000		$ 373,000
Number share issuable RSUs granted (in Shares)			243,172	0
Stock-based compensation expense					$ 865,000	$ 480,000
Weighted average period			1 year		1 year 3 months
Payments to taxing authorities for tax obligations					$ 127,000
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Stock Options and Restricted Stock Units [Line Items]
Number share issuable RSUs granted (in Shares)			243,172
Employees grant date fair value			$ 800,000
Equity Incentive Plan 2022 [Member]
Stock Options and Restricted Stock Units [Line Items]
Increase in number of shares authorized (in Shares)							250,000	300,000
Fair value of vested					$ 318,000
Minimum [Member] | Equity Incentive Plan 2022 [Member]
Stock Options and Restricted Stock Units [Line Items]
Increase in number of shares authorized (in Shares)							650,000	350,000
Maximum [Member] | Equity Incentive Plan 2022 [Member]
Stock Options and Restricted Stock Units [Line Items]
Increase in number of shares authorized (in Shares)							900,000	650,000